NET LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the fiscal years ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(143,223)	(137,157)	(372,387)
Deemed dividend to preferred shareholders due to triggering of a down round feature	-	(755,635)	(2,060,254)
Net loss attributable to ordinary shareholders	(143,223)	(892,792)	(2,432,641)

Denominator:
Weighted average number of ordinary shares outstanding - basic	1,168,419,750	1,344,536,565	2,185,363,635

Net loss per share attributable to ordinary shareholders, basic	(0.12)	(0.66)	(1.11)

Diluted net loss per share
Numerator:
Net loss attributable to ordinary shareholders	(143,223)	(892,792)	(2,432,641)
Add: the change in fair value of warrant liabilities	(2,224,660)	-	-
Add: the change in fair value of forward contract assets	(441,088)	-	-
Diluted net loss attributable to ordinary shareholders	(2,808,971)	(892,792)	(2,432,641)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

22. NET LOSS PER SHARE (CONTINUED)

	For the fiscal years ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Denominator:
Weighted average number of ordinary shares outstanding - basic	1,168,419,750	1,344,536,565	2,185,363,635

Weighted average effect of potential dilutive securities outstanding
- Warrants	147,895,143	-	-
- Forward contracts	38,191,128	-	-
Weighted average number of ordinary shares outstanding, diluted	1,354,506,021	1,344,536,565	2,185,363,635

Net loss per share attributable to ordinary shareholders, diluted	(2.07)	(0.66)	(1.11)

SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE

	For the fiscal years ended March 31,
	2022	2023	2024

Senior convertible preferred shares	240,274,690	912,262,870	1,288,858,108
Outstanding weighted average share options	5,114,834	11,114,657	13,605,459
Total	245,389,524	923,377,527	1,302,463,567